Auditor's remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration Abstract
Statutory auditor's fees	€ 1,063,900	€ 1,124,000
Auditors Fees In Relation to Alfasigma Transaction and Adaptimmune Contract	203,300
Audit-related fees	17,200	20,200
Other fees related to non-audit services	88,900	6,600
Other fees related to non-audit services executed by persons related to the statutory auditor	0	0
Tax fees	€ 49,500	€ 68,000